Profits Interest Awards	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Profits Interest Awards

14.	Profits Interest Awards

Halkos has granted, pursuant to the Halkos Equity Plan, non-voting membership interests to select members of the Company’s management titled “Class B Shares.” The Class B Shares are profits interests in Halkos.

Certain members of the Company’s management may receive distributions from Halkos to the extent their Class B Shares were vested. During the six months ended June 30, 2013 and 2012, GBC executives received $8,902 and $19,517, respectively. These distributions were accounted for by GBC as non-cash compensation expense with a corresponding increase in additional paid-in capital in the period in which the distributions were determined to be probable.

In June 2013, Halkos modified its Amended and Restated Limited Liability Company Agreement to (i) eliminate its right to acquire all or a portion of the Class B Shares for less than fair market value for certain specifically identified employees and (ii) eliminate its right to acquire all or a portion of the Class B Shares for less than fair market value upon either (a) voluntary termination of employment without good reason or (b) breach of confidentiality or non-compete provisions subsequent to terminating employment for all other Class B Share award recipients. This modification to the Halkos Amended and Restated Limited Liability Company Agreement triggered the recognition of additional non-cash compensation expense reflecting the fair value of vested Class B Shares as of the date of modification. The observable market price of the Company’s publicly traded shares was used to determine the fair value of the Class B Shares. In June 2013, the Company recognized $20,369 of incremental non-cash compensation as a result of the modification.

17.	Profits Interest Awards

Halkos has granted, pursuant to the Halkos Equity Plan, non-voting membership interests to select members of the Company’s management titled Class B, C and D Shares. The Class B, C and D Shares are profits interests in Halkos.

Class B Shares

In 2007, in connection with the issuance of Class C and D Shares, Halkos issued Class B Shares to certain members of the Company’s management. Halkos issued additional Class B Shares in 2010 and 2011 to certain members of the Company’s management. Class B Shares generally vest over a period of three years. Despite the fact that these Shares are in the form of equity, the Class B Shares are considered a profit sharing plan due to certain aspects of the plan, primarily the ability of Halkos to repurchase the Shares at no cost from the employee holding such shares. Award recipients substantively derive economic value in the instrument through profit sharing distributions. Accordingly, the Class B Shares are a compensation liability award accounted for as a profit sharing arrangement by Halkos. Because the awards were granted by Halkos, an economic interest holder of the Company, to employees of the Company, distributions are accounted for by the Company as non-cash compensation expense with a corresponding increase in additional paid-in capital to reflect the deemed capital contribution by Halkos. Expense on the Class B Shares is recorded in the period in which distributions to Class B award holders are determined to be probable.

During the years ended December 31, 2012, 2011 and 2010, certain members of the Company’s management received distributions from Halkos in the amount of $20,110, $292 and $3,452, respectively. The Company recorded the distributions as non-cash compensation expense with a corresponding increase in additional paid in capital in the period in which these distributions were determined to be probable. Non-cash compensation expense of $19,517, $885 and $3,452 is included as a component of selling, general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively.

Class C and D Shares

In June 2011, the Halkos limited liability company agreement was amended and the Class C and D Shares were converted to Class B Shares at fair value. No expense relative to these awards is reflected in the accompanying consolidated financial statements. The conversion was in effect a liability to liability modification and the achievement of the Class C and D Shares performance condition was not probable nor were there any probable distributions payable for Class B Shares at the time of conversion.